Segmented information - Major customers (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenue	$ 1,474,984,000	$ 1,800,073,000
Major customer(s) of Cameco's uranium and fuel services segments [member]
Disclosure of major customers [line items]
Revenue	$ 166,068,000	$ 457,560,000
Percentage of entity's revenue	11.00%	25.00%
Information about major customers	As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.